We present below the maximum credit risk exposure of the financial instruments: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Credit Risk Exposure Gross Value [Member]
IfrsStatementLineItems [Line Items]
Cash and balances with banks (Note 5)	R$ 122,521,755	R$ 108,601,632
Financial assets at fair value through profit or loss (Note 6)	301,899,028	336,560,965
Financial assets at fair value through other comprehensive income (Note 8) (1)	215,588,278	193,516,537
Loans and advances to banks (Note 10)	122,516,581	83,497,010
Loans and advances to customers (Note 11)	663,303,328	613,833,607
Securities at amortized cost (Note 9)	214,651,905	184,346,938
Other financial assets (Note 16)	65,705,559	64,411,451
Loan Commitments (Note 11 and 24)	319,075,802	310,337,059
Financial guarantees (Note 11 and 24)	97,960,932	83,467,093
Total risk exposure	2,123,223,168	1,978,572,292
Credit Risk Exposure Expected Credit Loss [Member]
IfrsStatementLineItems [Line Items]
Cash and balances with banks (Note 5)
Financial assets at fair value through profit or loss (Note 6)
Financial assets at fair value through other comprehensive income (Note 8) (1)	(301,284)	(393,685)
Loans and advances to banks (Note 10)	(28,252)	(70,194)
Loans and advances to customers (Note 11)	(54,898,695)	(40,800,985)
Securities at amortized cost (Note 9)	(3,040,831)	(5,527,663)
Other financial assets (Note 16)
Loan Commitments (Note 11 and 24)	(2,997,091)	(3,315,190)
Financial guarantees (Note 11 and 24)	(1,768,949)	(2,066,167)
Total risk exposure	R$ (63,035,102)	R$ (52,173,884)